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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2008 through March 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                Pioneer Mid Cap
                Growth Fund
--------------------------------------------------------------------------------
                Semiannual Report | March 31, 2009
--------------------------------------------------------------------------------

                Ticker Symbols:
                Class A   PITHX
                Class B   PBMDX
                Class C   PCMCX
                Class Y   PMCYX


                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          25
Notes to Financial Statements                 33
Trustees, Officers and Service Providers      40



                  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes

2    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    3

Portfolio Management Discussion | 3/31/09

Recession woes battered investor confidence throughout the fall of 2008 and the winter of 2008 - 2009. Hints of stabilization then triggered a vigorous market rally in March 2009 that recaptured a portion of the ground lost earlier. In the following discussion, comanagers Andrew Acheson and Ken Winston describe the volatile market background during the six months ended March 31, 2009, and offer their assessment of what may lie ahead.

Q Can you describe market conditions over the six months ended March 31, 2009?

A A drumbeat of grim economic news pressured stock and bond markets throughout the period. Consumer confidence sagged under the weight of falling home values, foreclosures and fast-rising unemployment. Cautious households began saving money at rates not seen in years. As a result, consumer spending, the bulwark of the American economy, contracted sharply. Investors fled securities, regardless of quality, and poured money into U.S. Treasury obligations, despite yields that hovered at around zero percent.

Q How did the Fund perform in that environment over the six months ended March 31, 2009?

A Pioneer Mid Cap Growth Fund's Class A shares returned -26.69% at net asset value during the six months ended March 31, 2009, while the Fund's benchmark, the Russell Mid Cap Growth Index (the Russell Index), returned -29.81%. During the same six-month period, the average return of the 574 funds in Lipper's Mid Cap Growth category was -29.87%. The Fund's performance placed it in the 18th percentile of all Lipper Mid Cap Growth peer funds over the six-month period ended March 31, 2009.

Q Which sectors or stocks contributed favorably to the Fund's performance despite the overwhelmingly bad news seen during the six-month period ended March 31, 2009?

A Although performance results were disappointing in absolute terms, successful stock selection in eight of ten sectors allowed the Fund to outperform the Russell Index in each of the last two quarters. Sector allocations overall had a minor negative impact on the Fund's returns. Results benefited from an overweight stance in technology, a sector that was more resilient than most. But above-benchmark exposure to the weaker health care sector offset the Fund's edge gained in technology.

     Individual Fund holdings in the technology and consumer discretionary sectors provided the six-month period's most favorable impacts on

4 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09 performance. Riverbed Technology, which facilitates delivery of applications over corporate networks, met earnings projections and maintained a favorable outlook for growth in this nascent market. Akamai Technology also delivered good earnings. Akamai is a core Internet company, delivering content from providers to users of the Worldwide Web. Riverbed and Akamai are among the Fund's larger holdings.

     We made a series of opportunistic additions to the Fund during the six months ended March 31, 2009, including Darden Restaurants, a leader in casual dining and owners of the Red Lobster, Olive Garden and Longhorn Steakhouse chains. Consumers have cut back on restaurant dining, but Darden's share-price decline seemed excessive given our assessment of its earnings potential. The company's shares recovered when earnings beat market expectations. ITT Educational Services, a for-profit educational company, also aided the Fund's performance results during the six-month period. Difficult economic times and rising unemployment have prodded working adults to seek specialized training or full degree programs in technology and other disciplines. Expanded limits on Stafford Education loans helped boost enrollment at ITT and at DeVry University, a similar company that also contributed positively to the Fund's performance over the six-month period.

     We also added children's retailer Gymboree to the Fund during the period. A lead paint recall had forced the company to liquidate inventory and had driven its share price sharply lower. Our belief was that the damage was temporary, and we have in fact witnessed a brisk recovery in the company's stock price since adding it to the Fund.

Q What were some of the worst disappointments for the Fund during the six months ended March 31, 2009?

A The period's worst performer for the Fund was Charles River Labs, which provides research and support for drug discovery programs outsourced by pharmaceutical and biotech firms. Shares of Charles River fell in anticipation of lower earnings, as industry mergers have reduced overall drug development budgets. However, we believe the selling has been overdone.

     Longtime Fund holding Freeport-McMoRan, a leading copper and gold mining company, fell on faltering metals demand amid the global economic slowdown. While it was one of the Fund's disappointing performers over the entire six months ended March 31, the company's shares did rebound significantly late in the period in response to a stimulus program in China, where consumption of metals tracks the fast-growing economy.

     We eliminated Coventry Health, a managed care provider, from the Fund. Coventry's shares fell on market fears that new health care initiatives would

                  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    5
     mean cuts in the Medicare and Medicaid reimbursement rates on which the company relies.

     Insulet, which makes advanced insulin delivery systems for diabetics, faced credit constraints that hindered its marketing and production. Investors fled the stock, which later rebounded when financing was secured. We continue to hold a small Fund position in the company.

     In energy, we eliminated the Fund's position in Helmerich and Payne, which saw demand slashed for its highly sophisticated oil drilling technology. Lower oil prices have taken the profit out of some forms of drilling, causing exploration companies to idle many rigs. Also in energy, Weatherford International, which supplies an array of well-based services to international oil companies, saw its share price fall during the six-month period.

Q What is your outlook for the economy and for mid-cap stocks in the months ahead?

A We expect economic stress to persist for a while, but all recessions eventually come to an end. Global governments are addressing the crisis aggressively and the U.S. banking system showed some signs of stabilizing as the semiannual period came to a close. The pace of economic decline has slowed, suggesting that a gradual recovery is possible late this year or early in 2010. Historically, mid-cap stocks have performed well coming out of recessions. Over the past few months, we have expanded the number of stocks held by the Fund, as we've been seeking to invest in companies (at attractive prices) that are well-positioned to be leaders in their business segments. Many such stocks currently appear cheap when measured against their earnings potential in a normalized economic environment. In the meantime, market volatility is likely to continue as earnings struggle to recover. However, while the Obama administration's programs may help restart the economy, the resulting huge budget deficits can pose their own problems in the months and years ahead.

Please refer to the Schedule of Investments on pages 16-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

6    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

                  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    7

Portfolio Summary | 3/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                 81.0%
Temporary Cash Investments                         17.1%
Depositary Receipts for International Stocks        1.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                             30.6%
Industrials                                        14.9%
Health Care                                        11.8%
Energy                                             11.7%
Consumer Discretionary                             11.6%
Financials                                          6.8%
Consumer Staples                                    5.0%
Materials                                           4.9%
Utilities                                           2.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Noble Affiliates, Inc.                 2.97%
 2.    MasterCard, Inc.                       2.59
 3.    IntercontinentalExchange, Inc.         2.43
 4.    Akamai Technologies, Inc.              2.37
 5.    Google, Inc.                           2.27
 6.    Nuance Communications, Inc.            2.21
 7.    Riverbed Technology, Inc.              2.03
 8.    SPX Corp.                              1.82
 9.    LKQ Corp.                              1.78
10.    Liberty Entertainment Group            1.77

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Prices and Distributions | 3/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

Class        3/31/09           9/30/08
  A           $ 8.46           $ 11.54
--------------------------------------
  B           $ 6.77           $  9.33
--------------------------------------
  C           $ 7.11           $  9.77
--------------------------------------
  Y           $ 8.62           $ 11.72
--------------------------------------

Distributions per Share: 10/1/08-3/31/09
--------------------------------------------------------------------------------

             Net
          Investment      Short-Term        Long-Term
Class       Income       Capital Gains     Capital Gains
  A          $ --            $ --              $ --
--------------------------------------------------------
  B          $ --            $ --              $ --
--------------------------------------------------------
  C          $ --            $ --              $ --
--------------------------------------------------------
  Y          $ --            $ --              $ --
--------------------------------------------------------

                  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    9

Performance Update | 3/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2009)
-----------------------------------------------------------------------
                                          Net Asset     Public Offering
Period                                    Value (NAV)   Price (POP)
-----------------------------------------------------------------------
10 Years                                     -2.66%         -3.24%
5 Years                                      -7.64          -8.72
1 Year                                      -39.79         -43.26
-----------------------------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2009)
-----------------------------------------------------------------------
                                             Gross           Net
-----------------------------------------------------------------------
                                              1.00%          1.00%
-----------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Mid Cap       Russell Midcap
               Growth Fund           Growth Index

3/99             $ 9,425               $10,000
                 $14,525               $17,720
3/01             $ 9,769               $ 9,672
                 $10,295               $10,127
3/03             $ 7,416               $ 7,483
                 $10,704               $11,197
3/05             $10,770               $12,127
                 $12,222               $14,878
3/07             $12,808               $15,905
                 $11,951               $15,181
3/09             $ 7,196               $ 9,172

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Performance Update | 3/31/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2009)
-------------------------------------------------------------------
                                             If            If
Period                                       Held          Redeemed
-------------------------------------------------------------------
10 Years                                     -3.91%         -3.91%
5 Years                                      -8.87          -8.87
1 Year                                      -40.77         -43.14
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2009)
-------------------------------------------------------------------
                                              Gross           Net
-------------------------------------------------------------------
                                              2.23%          2.23%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Mid Cap       Russell Midcap
               Growth Fund           Growth Index

3/99              $10,000              $10,000
                  $15,253              $17,720
3/01              $10,134              $ 9,672
                  $10,539              $10,127
3/03              $ 7,489              $ 7,483
                  $10,671              $11,197
3/05              $10,597              $12,127
                  $11,873              $14,878
3/07              $12,277              $15,905
                  $11,325              $15,181
3/09              $ 6,708              $ 9,172

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    11

Performance Update | 3/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2009)
-------------------------------------------------------------------
                                              If           If
Period                                        Held         Redeemed
-------------------------------------------------------------------
10 Years                                     -3.84%         -3.84%
5 Years                                      -8.70          -8.70
1 Year                                      -40.55         -40.55
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2009)
-------------------------------------------------------------------
                                              Gross           Net
-------------------------------------------------------------------
                                              2.08%          2.08%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Mid Cap       Russell Midcap
               Growth Fund           Growth Index

3/99              $10,000              $10,000
                  $15,280              $17,720
3/01              $10,164              $ 9,672
                  $10,532              $10,127
3/03              $ 7,479              $ 7,483
                  $10,660              $11,197
3/05              $10,596              $12,127
                  $11,894              $14,878
3/07              $12,318              $15,905
                  $11,374              $15,181
3/09              $ 6,762              $ 9,172

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Performance Update | 3/31/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2009)
-------------------------------------------------------------------
                                              If           If
Period                                        Held         Redeemed
-------------------------------------------------------------------
10 Years                                     -2.49%         -2.49%
5 Years                                      -7.31          -7.31
1 Year                                      -39.47         -39.47
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated February 1, 2009)
-------------------------------------------------------------------
                                              Gross           Net
-------------------------------------------------------------------
                                              0.58%          0.58%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Mid Cap       Russell Midcap
               Growth Fund           Growth Index

3/99              $10,000              $10,000
                  $15,413              $17,720
3/01              $10,366              $ 9,672
                  $10,925              $10,127
3/03              $ 7,870              $ 7,483
                  $11,359              $11,197
3/05              $11,436              $12,127
                  $13,024              $14,878
3/07              $13,703              $15,905
                  $12,839              $15,181
3/09              $ 7,772              $ 9,172

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees, applicable to Class A shares. Since the fees for Class A shares are generally higher than those of Class Y shares, the performances for Class Y Shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors, All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from October 1, 2008 through March 31, 2009.

Share Class                  A                B                C                Y
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 10/1/08
-------------------------------------------------------------------------------------
Ending Account          $   733.10       $   725.60       $   727.70       $   735.50
Value on 3/31/09
-------------------------------------------------------------------------------------
Expenses Paid           $     5.40       $    12.78       $    11.33       $     2.99
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.97%, 2.63%, and 0.69% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

14    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2008 through March 31, 2009.

Share Class                  A                B                C                Y
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 10/1/08
Ending Account          $ 1,018.70       $ 1,010.12       $ 1,011.82       $ 1,021.49
Value on 3/31/09
Expenses Paid           $     6.29       $    14.88       $    13.19       $     3.48
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.97%, 2.63%, and 0.69% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    15

Schedule of Investments | 3/31/09 (unaudited)

Shares                                                            Value
               COMMON STOCKS -- 98.7%
               ENERGY -- 11.5%
               Coal & Consumable Fuels -- 1.7%
    82,300     Alpha Natural Resources, Inc.*(b)                  $  1,460,825
   103,200     Walter Industries, Inc.                               2,360,184
                                                                  ------------
                                                                  $  3,821,009
------------------------------------------------------------------------------
               Oil & Gas Drilling -- 2.0%
    34,300     ENSCO International, Inc.                          $    905,520
    63,500     Transocean Ltd.*                                      3,736,340
                                                                  ------------
                                                                  $  4,641,860
------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 3.2%
   102,000     Exterran Holdings, Inc.*(b)                        $  1,634,040
    79,000     IHS, Inc.*(b)                                         3,253,220
   221,400     Weatherford International, Inc.*                      2,450,898
                                                                  ------------
                                                                  $  7,338,158
------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.9%
   124,200     Noble Affiliates, Inc.                             $  6,691,896
    30,000     Range Resources Corp.                                 1,234,800
    36,700     Southwestern Energy Co.*                              1,089,623
                                                                  ------------
                                                                  $  9,016,319
------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 0.7%
   242,600     El Paso Corp. (b)                                  $  1,516,250
                                                                  ------------
               Total Energy                                       $ 26,333,596
------------------------------------------------------------------------------
               MATERIALS -- 4.8%
               Diversified Chemical -- 1.5%
    80,100     FMC Corp.                                          $  3,455,514
------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.8%
    23,079     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $    879,541
   164,900     Titanium Metals Corp. (b)                               902,003
                                                                  ------------
                                                                  $  1,781,544
------------------------------------------------------------------------------
               Gold -- 0.9%
   235,000     Yamana Gold, Inc.                                  $  2,173,750
------------------------------------------------------------------------------
               Industrial Gases -- 1.0%
    12,000     Air Products & Chemicals, Inc.                     $    675,000
    45,600     Airgas, Inc.                                          1,541,736
                                                                  ------------
                                                                  $  2,216,736
------------------------------------------------------------------------------
               Metal & Glass Containers -- 0.4%
    37,900     Crown Holdings, Inc.*                              $    861,467
------------------------------------------------------------------------------
               Paper Packaging -- 0.2%
    41,900     Packaging Corp. of America                         $    545,538
                                                                  ------------
               Total Materials                                    $ 11,034,549
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Shares                                                            Value
               CAPITAL GOODS -- 9.7%
               Aerospace & Defense -- 2.6%
   263,300     Be Aerospace, Inc.*                                $  2,282,811
    55,800     L-3 Communications Holdings, Inc. (b)                 3,783,240
                                                                  ------------
                                                                  $  6,066,051
------------------------------------------------------------------------------
               Construction & Engineering -- 1.9%
   155,900     KBR, Inc.                                          $  2,152,979
   100,900     Quanta Services, Inc.*                                2,164,305
                                                                  ------------
                                                                  $  4,317,284
------------------------------------------------------------------------------
               Electrical Component & Equipment -- 0.6%
    10,300     First Solar, Inc.*(b)                              $  1,366,810
------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.2%
   197,300     McDermott International, Inc.*                     $  2,641,847
------------------------------------------------------------------------------
               Industrial Machinery -- 2.9%
    25,000     ITT Corp.                                          $    961,750
    47,450     Parker Hannifin Corp.                                 1,612,351
    87,073     SPX Corp.                                             4,093,302
                                                                  ------------
                                                                  $  6,667,403
------------------------------------------------------------------------------
               Trading Companies & Distributors -- 0.5%
    15,900     W.W. Grainger, Inc. (b)                            $  1,115,862
                                                                  ------------
               Total Capital Goods                                $ 22,175,257
------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 3.6%
               Diversified Support Services -- 0.8%
    62,300     Copart, Inc.*                                      $  1,847,818
------------------------------------------------------------------------------
               Environmental & Facilities Services -- 1.0%
    36,700     Stericycle, Inc.*                                  $  1,751,691
    27,100     Tetra Tech, Inc.*                                       552,298
                                                                  ------------
                                                                  $  2,303,989
------------------------------------------------------------------------------
               Research & Consulting Services -- 1.1%
    78,600     CoStar Group, Inc.*(b)                             $  2,377,650
------------------------------------------------------------------------------
               Security & Alarm Services -- 0.7%
   124,100     Corrections Corp. of America*(b)                   $  1,589,721
                                                                  ------------
               Total Commercial Services & Supplies               $  8,119,178
------------------------------------------------------------------------------
               TRANSPORTATION -- 1.5%
               Airlines -- 0.9%
    53,200     Continental Airlines, Inc. (Class B)*(b)           $    468,692
   147,000     Delta Air Lines, Inc.*(b)                               827,610
   137,000     UAL Corp.*(b)                                           613,760
                                                                  ------------
                                                                  $  1,910,062
------------------------------------------------------------------------------
               Marine Ports & Services -- 0.6%
    82,700     Aegean Marine Petroleum Network, Inc. (b)          $  1,385,225
                                                                  ------------
               Total Transportation                               $  3,295,287
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    17

Shares                                                            Value
               CONSUMER DURABLES & APPAREL -- 0.4%
               Apparel, Accessories & Luxury Goods -- 0.4%
    40,000     The Warnaco Group, Inc.*                           $    960,000
                                                                  ------------
               Total Consumer Durables & Apparel                  $    960,000
------------------------------------------------------------------------------
               CONSUMER SERVICES -- 2.8%
               Education Services -- 0.8%
    25,100     DeVry, Inc.                                        $  1,209,318
     4,800     ITT Educational Services, Inc.*                         582,816
                                                                  ------------
                                                                  $  1,792,134
------------------------------------------------------------------------------
               Restaurants -- 2.0%
   116,300     Burger King Holdings, Inc.                         $  2,669,085
    55,900     Darden Restaurants, Inc. (b)                          1,915,134
                                                                  ------------
                                                                  $  4,584,219
                                                                  ------------
               Total Consumer Services                            $  6,376,353
------------------------------------------------------------------------------
               MEDIA -- 1.8%
               Cable & Satellite -- 1.8%
   199,500     Liberty Entertainment Group*                       $  3,980,025
                                                                  ------------
               Total Media                                        $  3,980,025
------------------------------------------------------------------------------
               RETAILING -- 6.5%
               Apparel Retail -- 4.2%
   152,000     Guess?, Inc.                                       $  3,204,160
    94,200     Gymboree Corp.*                                       2,011,170
    86,700     Ross Stores, Inc. (b)                                 3,110,796
    53,900     TJX Companies, Inc. (b)                               1,381,996
                                                                  ------------
                                                                  $  9,708,122
------------------------------------------------------------------------------
               Automotive Retail -- 0.5%
    27,500     Advance Auto Parts, Inc.                           $  1,129,700
------------------------------------------------------------------------------
               Distributors -- 1.8%
   281,100     LKQ Corp.*                                         $  4,011,297
                                                                  ------------
               Total Retailing                                    $ 14,849,119
------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 3.6%
               Brewers -- 0.7%
    48,800     Molson Coors Brewing Co. (Class B)                 $  1,672,864
------------------------------------------------------------------------------
               Distillers & Vintners -- 0.7%
   123,200     Constellation Brands, Inc.*                        $  1,466,080
------------------------------------------------------------------------------
               Packaged Foods & Meats -- 0.6%
    37,800     The J.M. Smucker Co.                               $  1,408,806
------------------------------------------------------------------------------
               Soft Drinks -- 1.6%
   147,600     Fomento Economico Mexicano SA de CV                $  3,720,996
                                                                  ------------
               Total Food, Beverage & Tobacco                     $  8,268,746
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Shares                                                            Value
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
               Household Products -- 0.7%
    28,700     Church & Dwight Co., Inc.                          $  1,499,001
------------------------------------------------------------------------------
               Personal Products -- 0.7%
    71,200     Alberto-Culver Co. (Class B)                       $  1,609,832
                                                                  ------------
               Total Household & Personal Products                $  3,108,833
------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 4.8%
               Health Care Distributors -- 0.5%
    32,500     McKesson Corp.                                     $  1,138,800
------------------------------------------------------------------------------
               Health Care Equipment -- 2.2%
   263,600     Hologic, Inc.*(b)                                  $  3,450,524
   100,000     Insulet Corp.*(b)                                       410,000
    44,400     Thoratec Corp.*(b)                                    1,140,636
                                                                  ------------
                                                                  $  5,001,160
------------------------------------------------------------------------------
               Health Care Facilities -- 0.5%
    71,000     Psychiatric Solution, Inc.*                        $  1,116,830
------------------------------------------------------------------------------
               Health Care Services -- 0.3%
    18,300     DaVita, Inc.*                                      $    804,285
------------------------------------------------------------------------------
               Health Care Supplies -- 1.0%
    88,600     Inverness Medical Innovations, Inc.*               $  2,359,418
------------------------------------------------------------------------------
               Health Care Technology -- 0.3%
    25,000     AthenaHealth, Inc.*                                $    602,750
                                                                  ------------
               Total Health Care Equipment & Services             $ 11,023,243
------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 6.8%
               Biotechnology -- 2.0%
    70,800     Alexion Pharmaceuticals, Inc.*(b)                  $  2,666,328
    28,600     Cephalon, Inc.*(b)                                    1,947,660
                                                                  ------------
                                                                  $  4,613,988
------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 2.6%
    56,845     Advanced Magnetics, Inc.*(b)                       $  2,090,191
    49,400     Charles River Laboratories International, Inc.*       1,344,174
    76,500     Sequenom, Inc.*(b)                                    1,087,830
    42,500     Thermo Fisher Scientific, Inc.*                       1,515,975
                                                                  ------------
                                                                  $  6,038,170
------------------------------------------------------------------------------
               Pharmaceuticals -- 2.2%
   236,100     Cardiome Pharma Corp.*                             $    691,773
    64,000     Endo Pharmaceuticals Holdings, Inc.*(b)               1,131,520
   236,000     Mylan, Inc.*(b)                                       3,164,760
                                                                  ------------
                                                                  $  4,988,053
                                                                  ------------
               Total Pharmaceuticals & Biotechnology              $ 15,640,211
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    19

Shares                                                            Value
               BANKS -- 1.2%
               Regional Banks -- 1.2%
   136,572     First Horizon National Corp.*(b)                   $  1,466,785
   170,800     KeyCorp (b)                                           1,344,196
                                                                  ------------
                                                                  $  2,810,981
                                                                  ------------
               Total Banks                                        $  2,810,981
------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.8%
               Asset Management & Custody Banks -- 0.3%
    49,600     Invesco Ltd.                                       $    687,456
------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.1%
    88,000     Lazard Ltd.                                        $  2,587,200
------------------------------------------------------------------------------
               Specialized Finance -- 2.4%
    73,500     IntercontinentalExchange, Inc.*                    $  5,473,545
                                                                  ------------
               Total Diversified Financials                       $  8,748,201
------------------------------------------------------------------------------
               INSURANCE -- 1.7%
               Insurance Brokers -- 0.4%
    20,400     Aon Corp.                                          $    832,728
------------------------------------------------------------------------------
               Property & Casualty Insurance -- 1.3%
   130,589     Axis Capital Holdings, Ltd.                        $  2,943,476
                                                                  ------------
               Total Insurance                                    $  3,776,204
------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 20.3%
               Application Software -- 5.6%
   148,400     Amdocs Ltd.*(b)                                    $  2,748,368
   102,900     Ansys, Inc.*                                          2,582,790
    34,400     Citrix Systems, Inc.*                                   778,816
    92,000     Concur Technologies, Inc.*                            1,765,480
   459,500     Nuance Communications, Inc.*(b)                       4,990,170
                                                                  ------------
                                                                  $ 12,865,624
------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 2.5%
    34,800     MasterCard, Inc. (b)                               $  5,828,304
------------------------------------------------------------------------------
               Internet Software & Services -- 6.5%
   274,900     Akamai Technologies, Inc.*(b)                      $  5,333,060
     7,500     Baidu, Inc.*                                          1,324,500
    14,700     Google, Inc.*(b)                                      5,116,482
    94,601     Omniture, Inc.*(b)                                    1,247,787
   135,000     Yahoo!, Inc.*                                         1,729,350
                                                                  ------------
                                                                  $ 14,751,179
------------------------------------------------------------------------------
               IT Consulting & Other Services -- 0.6%
    70,000     SAIC, Inc.*                                        $  1,306,900
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Shares                                                                Value
               Systems Software -- 5.1%
   108,900     BMC Software, Inc.*                                    $  3,593,700
   124,500     Check Point Software Technologies, Ltd.*                  2,765,145
    81,500     McAfee, Inc.*(b)                                          2,730,250
    47,000     Sybase, Inc.*(b)                                          1,423,630
    50,000     VMware, Inc.*(b)                                          1,181,000
                                                                      ------------
                                                                      $ 11,693,725
                                                                      ------------
               Total Software & Services                              $ 46,445,732
----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 3.8%
               Communications Equipment -- 2.3%
    26,545     F5 Networks, Inc.*                                     $    556,118
   349,510     Riverbed Technology, Inc.*(b)                             4,571,591
                                                                      ------------
                                                                      $  5,127,709
----------------------------------------------------------------------------------
               Computer Hardware -- 0.6%
    90,400     Teradata Corp.*                                        $  1,466,288
----------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 0.9%
    76,900     Synaptics, Inc.*(b)                                    $  2,057,844
                                                                      ------------
               Total Technology Hardware & Equipment                  $  8,651,841
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 6.0%
               Semiconductor Equipment -- 1.4%
    89,900     MEMC Electronic Materials, Inc.*                       $  1,482,451
   130,000     Tessera Technologies, Inc.*                               1,738,100
                                                                      ------------
                                                                      $  3,220,551
----------------------------------------------------------------------------------
               Semiconductors -- 4.6%
    64,300     Analog Devices, Inc.                                   $  1,239,061
    87,800     Broadcom Corp.*                                           1,754,243
    34,700     Linear Technology Corp. (b)                                 797,406
   320,300     Marvell Technology Group, Ltd.*                           2,933,948
   984,600     ON Semiconductor Corp.*(b)                                3,839,940
                                                                      ------------
                                                                      $ 10,564,598
                                                                      ------------
               Total Semiconductors                                   $ 13,785,149
----------------------------------------------------------------------------------
               UTILITIES -- 2.7%
               Independent Power Producer & Energy Traders -- 0.3%
    41,700     NRG Energy, Inc.*(b)                                   $    733,920
----------------------------------------------------------------------------------
               Multi-Utilities -- 2.4%
    49,300     NSTAR                                                  $  1,571,684
    52,500     PG&E Corp.                                                2,006,550
    38,100     Sempra Energy                                             1,761,744
                                                                      ------------
                                                                      $  5,339,978
                                                                      ------------
               Total Utilities                                        $  6,073,898
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $272,080,582)                                    $225,456,403
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    21

Principal
Amount                                                               Value
                 TEMPORARY CASH INVESTMENTS -- 20.4%
                 Securities Lending Collateral -- 20.4% (c)
                 Certificates of Deposit:
$ 1,140,276      Abbey National Plc, 1.58%, 8/13/09                  $  1,140,276
  1,140,233      Bank of Nova Scotia, 1.58%, 5/5/09                     1,140,233
  1,823,521      Bank of Scotland NY, 1.45%, 6/5/09                     1,823,521
  2,052,496      Barclays Bank, 1.13%, 5/27/09                          2,052,496
  2,052,496      DnB NOR Bank ASA NY, 1.5%, 6/5/09                      2,052,496
  2,088,985      Intesa SanPaolo S.p.A., 1.03%, 5/22/09                 2,088,985
    132,257      Nordea NY, 0.52%, 4/9/09                                 132,257
  1,710,413      Royal Bank of Canada NY, 1.44%, 8/7/09                 1,710,413
  2,052,496      Svenska Bank NY, 1.73%, 7/8/09                         2,052,496
                                                                     ------------
                                                                     $ 14,193,173
---------------------------------------------------------------------------------
                 Commercial Paper:
  2,280,551      CBA, 1.31%, 7/16/09                                 $  2,280,551
  2,280,551      Societe Generale, 1.75%, 9/4/09                        2,280,551
  2,280,551      U.S. Bank NA, 1.35%, 8/24/09                           2,280,551
  2,280,551      Monumental Global Funding, Ltd., 1.64%, 8/17/09        2,280,551
  1,140,276      CME Group, Inc., 1.44%, 8/6/09                         1,140,276
  2,239,501      American Honda Finance Corp., 1.29%, 7/14/09           2,239,501
  2,280,551      HSBC Bank, Inc., 1.64%, 8/14/09                        2,280,551
    570,138      IBM, 1.47%, 9/25/09                                      570,138
  2,052,496      MetLife Global Funding, 1.71%, 6/12/09                 2,052,496
  2,052,496      New York Life Global, 1.37%, 9/4/09                    2,052,496
  1,938,468      Westpac Banking Corp., 0.94%, 6/1/09                   1,938,468
                                                                     ------------
                                                                     $ 21,396,130
---------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
  6,841,653      Deutsche Bank, 0.21%, 4/1/09                        $  6,841,653
  1,897,624      Barclays Capital Markets, 0.2%, 4/1/09                 1,897,624
                                                                     ------------
                                                                     $  8,739,277
---------------------------------------------------------------------------------

Shares                                                               Value
                 Money Market Mutual Fund:
  2,280,551      JPMorgan, U.S. Government Money Market Fund         $  2,280,551
                                                                     ------------
                 Total Securities Lending Collateral                 $ 46,609,131
---------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $46,609,131)                                  $ 46,609,131
---------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 119.1%
                 (Cost $318,689,713)(a)                              $272,065,534
---------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (19.1)%             $(43,565,183)
---------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                          $228,500,351
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

*    Non-income producing security.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $322,680,754 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  9,771,321
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (60,386,541)
                                                                                   ------------
       Net unrealized loss                                                         $(50,615,220)
                                                                                   ============

(b)  At March 31, 2009, the following securities were out on loan:

      Shares     Security                                   Value
      56,200     Advanced Magnetics, Inc. *                 $ 2,066,474
      44,200     Aegean Marine Petroleum Network, Inc.          740,350
      41,000     Akamai Technologies, Inc. *                    795,400
      69,900     Alexion Pharmaceuticals, Inc. *              2,632,434
      15,900     Alpha Natural Resources, Inc. *                282,225
      16,000     Amdocs Ltd. *                                  296,320
      28,300     Cephalon, Inc. *                             1,927,230
       8,000     Continental Airlines, Inc. (Class B) *          70,480
       3,900     Corrections Corp. of America *                  49,959
      66,400     CoStar Group, Inc. *                         2,008,600
      27,000     Darden Restaurants, Inc.                       925,020
      79,000     Delta Air Lines, Inc. *                        444,770
     200,000     El Paso Corp.                                1,250,000
      13,200     Endo Pharmaceuticals Holdings, Inc. *          233,376
      81,400     Exterran Holdings, Inc. *                    1,304,028
       8,700     First Horizon National Corp. *                  93,438
       7,100     First Solar, Inc. *                            942,170
      14,500     Google, Inc. *                               5,046,870
     235,000     Hologic, Inc. *                              3,076,150
       5,000     IHS, Inc. *                                    205,900
      99,000     Insulet Corp. *                                405,900
     169,000     KeyCorp                                      1,330,030
         100     L-3 Communications Holdings, Inc.                6,780
      34,100     Linear Technology Corp.                        783,618
       2,000     MasterCard, Inc.                               334,960
      36,700     McAfee, Inc. *                               1,229,450
     156,700     Mylan, Inc. *                                2,101,347
      39,525     NRG Energy, Inc. *                             695,640
     182,200     Nuance Communications, Inc. *                1,978,692
      92,350     Omniture, Inc. *                             1,218,097
      10,000     ON Semiconductor Corp. *                        39,000

The accompanying notes are an integral part of these financial statements.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    23

     Shares      Security                        Value
     202,925     Riverbed Technology, Inc. *     $ 2,654,259
      61,900     Ross Stores, Inc.                 2,220,972
      75,700     Sequenom, Inc. *                  1,076,454
      21,000     Sybase, Inc. *                      636,090
      76,100     Synaptics, Inc. *                 2,036,436
      16,000     Thoratec Corp. *                    411,040
      27,000     Titanium Metals Corp.               147,690
      15,500     TJX Companies, Inc.                 397,420
     130,700     UAL Corp. *                         585,536
      49,000     VMware, Inc. *                    1,157,380
         200     W.W. Grainger, Inc.                  14,036
------------------------------------------------------------
                                                 $45,852,021
============================================================

(c)  Securities lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2009 aggregated $162,411,280 and $170,473,147, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

                                                                     Other
                                                   Investments       Financial
Valuation Inputs                                   in Securities     Instruments
Level 1 -- Quoted Prices                           $225,456,403      $--
Level 2 -- Other Significant Observable Inputs       46,609,131       --
Level 3 -- Significant Unobservable Inputs                   --       --
--------------------------------------------------------------------------------
Total                                              $272,065,534      $--
================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Statement of Assets and Liabilities | 3/31/09 (unaudited)

ASSETS:
  Investment in securities, at value (including securities loaned of
   $45,852,021) (cost $318,689,713)                                     $272,065,534
  Cash                                                                     3,735,153
  Receivables --
   Investment securities sold                                                635,592
   Fund shares sold                                                           52,803
   Dividends and interest                                                    157,330
  Other                                                                       47,512
------------------------------------------------------------------------------------
     Total assets                                                       $276,693,924
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $  1,284,003
   Fund shares repurchased                                                   176,819
   Upon return of securities loaned                                       46,609,131
  Due to affiliates                                                           74,048
  Accrued expenses                                                            49,572
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 48,193,573
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $376,620,707
  Accumulated net investment loss                                           (228,007)
  Accumulated net realized loss on investments                          (101,268,170)
  Net unrealized loss on investments                                     (46,624,179)
------------------------------------------------------------------------------------
     Total net assets                                                   $228,500,351
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $199,529,602/23,584,141 shares)                     $       8.46
  Class B (based on $6,478,894/956,391 shares)                          $       6.77
  Class C (based on $4,636,130/651,659 shares)                          $       7.11
  Class Y (based on $17,855,725/2,072,177 shares)                       $       8.62
MAXIMUM OFFERING PRICE:
  Class A ($8.46 [divided by] 94.25%)                                   $       8.98
====================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    25

Statement of Operations (unaudited)

For the Six Months Ended 3/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $165)       $967,292
  Interest                                                   6,124
  Income from securities loaned, net                       265,227
-------------------------------------------------------------------------------------
     Total investment income                                             $  1,238,643
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                               737,729
   Performance Adjustment                                  (92,399)
  Transfer agent fees
   Class A                                                 276,041
   Class B                                                  39,663
   Class C                                                  17,003
   Class Y                                                     134
  Distribution fees
   Class A                                                 258,327
   Class B                                                  34,644
   Class C                                                  24,935
  Shareholder communications expense                        64,801
  Administrative reimbursements                             55,046
  Custodian fees                                            17,778
  Registration fees                                         17,923
  Professional fees                                         25,876
  Printing expense                                          25,406
  Fees and expenses of nonaffiliated trustees                4,638
  Miscellaneous                                             16,948
-------------------------------------------------------------------------------------
     Total expenses                                                      $  1,524,493
     Less fees paid indirectly                                                 (2,303)
-------------------------------------------------------------------------------------
     Net expenses                                                        $  1,522,190
-------------------------------------------------------------------------------------
       Net investment loss                                               $   (283,547)
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                       $(77,188,038)
-------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                           $(11,857,619)
-------------------------------------------------------------------------------------
  Net loss on investments                                                $(89,045,657)
-------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                   $(89,329,204)
=====================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Statements of Changes in Net Assets

For the Six Months Ended 3/31/09 and the Year Ended 9/30/08, respectively

                                                            Six Months
                                                            Ended
                                                            3/31/09              Year Ended
                                                            (unaudited)          9/30/08
FROM OPERATIONS:
Net investment loss                                         $    (283,547)       $    (249,191)
Net realized loss on investments                              (77,188,038)         (15,029,586)
Change in net unrealized loss on investments                  (11,857,619)        (134,823,818)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations     $ (89,329,204)       $(150,102,595)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.80 per share, respectively)        $          --        $ (21,362,055)
   Class B ($0.00 and $0.80 per share, respectively)                   --           (1,053,999)
   Class C ($0.00 and $0.80 per share, respectively)                   --             (620,250)
   Class Y ($0.00 and $0.80 per share, respectively)                   --           (1,609,179)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $          --        $ (24,645,483)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $   6,682,555        $  17,908,756
Reinvestment of distributions                                          --           23,316,477
Cost of shares repurchased                                    (22,576,292)         (72,850,465)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                           $ (15,893,737)       $ (31,625,232)
----------------------------------------------------------------------------------------------
   Net decrease in net assets                               $(105,222,941)       $(206,373,310)
NET ASSETS:
Beginning of period                                           333,723,292          540,096,602
----------------------------------------------------------------------------------------------
End of year period                                          $ 228,500,351        $ 333,723,292
----------------------------------------------------------------------------------------------
Accumulated net investment income (loss)                    $    (228,007)       $      55,540
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    27

                                     '09 Shares     '09 Amount            '08 Shares     '08 Amount
                                     (unaudited)    (unaudited)
Class A
Shares sold                             416,521     $  3,537,678             741,731     $ 11,394,837
Reinvestment of distributions                --               --           1,269,119       20,191,659
Less shares repurchased              (2,267,937)     (19,029,015)         (3,900,559)     (59,049,100)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (1,851,416)    $(15,491,337)         (1,889,709)    $(27,462,604)
=====================================================================================================
Class B
Shares sold                             101,212     $    686,248             180,964     $  2,269,529
Reinvestment of distributions                --               --              78,038        1,013,705
Less shares repurchased                (240,595)      (1,633,664)           (515,735)      (6,334,002)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (139,383)    $   (947,416)           (256,733)    $ (3,050,768)
=====================================================================================================
Class C
Shares sold                             151,521     $  1,085,976             166,687     $  2,214,901
Reinvestment of distributions                --               --              42,833          582,111
Less shares repurchased                (221,672)      (1,547,534)           (257,873)      (3,274,968)
-----------------------------------------------------------------------------------------------------
   Net decrease                         (70,151)    $   (461,558)            (48,353)    $   (477,956)
=====================================================================================================
Class Y
Shares sold                             161,360     $  1,372,653             132,602     $  2,029,489
Reinvestment of distributions                --               --              95,028        1,529,002
Less shares repurchased                 (43,408)        (366,079)           (270,759)      (4,192,395)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)              117,952     $  1,006,574             (43,129)    $   (633,904)
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Financial Highlights

                                                             Six Months
                                                             Ended
                                                             3/31/09          Year Ended
                                                             (unaudited)      9/30/08
Class A
Net asset value, beginning of period                           $  11.54       $  17.35
--------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $    (0.01)      $     --
 Net realized and unrealized gain (loss) on investments           (3.07)         (5.01)
--------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $    (3.08)      $  (5.01)
Distributions to shareowners:
 Net realized gain                                                   --          (0.80)
Capital contribution                                                 --             --
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $    (3.08)      $  (5.81)
--------------------------------------------------------------------------------------
Net asset value, end of period                                 $   8.46       $  11.54
======================================================================================
Total return*                                                    (26.69)%       (30.16)%
Ratio of net expenses to average net assets+                       1.25%**        1.00%
Ratio of net investment loss to average net assets+               (0.20)%**      (0.02)%
Portfolio turnover rate                                             133%**         106%
Net assets, end of period (in thousands)                     $  199,530       $293,551
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.25%**        1.00%
 Net investment loss                                              (0.20)%**      (0.02)%
======================================================================================

                                                             Year Ended    Year Ended    Year Ended   Year Ended
                                                             9/30/07       9/30/06       9/30/05      9/30/04
Class A
Net asset value, beginning of period                         $ 15.38       $ 15.34       $ 13.69      $ 12.68
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.03)      $ (0.03)      $ (0.02)     $ (0.06)
 Net realized and unrealized gain (loss) on investments         3.02          0.63          1.67         1.07
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.99       $  0.60       $  1.65      $  1.01
Distributions to shareowners:
 Net realized gain                                             (1.06)        (0.56)           --           --
Capital contribution                                            0.04            --            --           --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  1.97       $  0.04       $  1.65      $  1.01
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 17.35       $ 15.38       $ 15.34      $ 13.69
=============================================================================================================
Total return*                                                  20.54%#        4.03%        12.05%        7.97%
Ratio of net expenses to average net assets+                    0.89%         0.90%         0.90%        0.90%
Ratio of net investment loss to average net assets+            (0.18)%       (0.21)%       (0.14)%      (0.44)%
Portfolio turnover rate                                           48%           96%          115%          98%
Net assets, end of period (in thousands)                    $474,138      $453,950      $503,683     $516,935
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.88%         0.90%         0.90%        0.90%
 Net investment loss                                           (0.17)%       (0.21)%       (0.14)%      (0.44)%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.28%.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09  29

                                                             Six Months
                                                             Ended
                                                             3/31/09          Year Ended
                                                             (unaudited)      9/30/08
Class B
Net asset value, beginning of period                         $     9.33       $   14.35
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $    (0.07)      $   (0.18)
 Net realized and unrealized gain (loss) on investments           (2.49)          (4.04)
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $    (2.56)      $   (4.22)
Distributions to shareowners:
 Net realized gain                                                   --           (0.80)
Capital contribution                                                 --              --
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $    (2.56)      $   (5.02)
---------------------------------------------------------------------------------------
Net asset value, end of period                               $     6.77       $    9.33
=======================================================================================
Total return*                                                    (27.44)%        (31.00)%
Ratio of net expenses to average net assets+                       2.97%**         2.23%
Ratio of net investment loss to average net assets+               (1.92)%**       (1.25)%
Portfolio turnover rate                                             133%**          106%
Net assets, end of period (in thousands)                     $    6,479       $  10,219
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.97%**         2.21%
 Net investment loss                                              (1.92)%**       (1.23)%
=======================================================================================

Financial Highlights (continued)

                                                             Year Ended    Year Ended    Year Ended   Year Ended
                                                             9/30/07       9/30/06       9/30/05      9/30/04
Class B
Net asset value, beginning of period                         $ 13.04       $ 13.26       $ 11.99      $ 11.24
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.21)      $ (0.24)      $ (0.20)     $ (0.24)
 Net realized and unrealized gain (loss) on investments         2.55          0.58          1.47         0.99
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.34       $  0.34       $  1.27      $  0.75
Distributions to shareowners:
 Net realized gain                                             (1.06)        (0.56)           --           --
Capital contribution                                            0.03            --            --           --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  1.31       $ (0.22)      $  1.27      $  0.75
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 14.35       $ 13.04       $ 13.26      $ 11.99
=============================================================================================================
Total return*                                                  19.07%#        2.66%        10.59%        6.67%
Ratio of net expenses to average net assets+                    2.16%         2.25%         2.16%        2.18%
Ratio of net investment loss to average net assets+            (1.46)%       (1.57)%       (1.41)%      (1.72)%
Portfolio turnover rate                                           48%           96%          115%          98%
Net assets, end of period (in thousands)                     $19,404       $19,972       $26,132      $29,247
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.12%         2.25%         2.15%        2.17%
 Net investment loss                                           (1.42)%       (1.57)%       (1.40)%      (1.71)%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.25%.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

                                                             Six Months
                                                             Ended
                                                             3/31/09          Year Ended
                                                             (unaudited)      9/30/08
Class C
Net asset value, beginning of period                         $     9.77       $   14.97
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $    (0.06)      $   (0.15)
 Net realized and unrealized gain (loss) on investments           (2.60)          (4.25)
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $    (2.66)      $   (4.40)
Distributions to shareowners:
 Net realized gain                                                   --           (0.80)
Capital contribution                                                 --              --
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $    (2.66)      $   (5.20)
---------------------------------------------------------------------------------------
Net asset value, end of period                               $     7.11       $    9.77
=======================================================================================
Total return*                                                    (27.23)%        (30.92)%
Ratio of net expenses to average net assets+                       2.63%**         2.08%
Ratio of net investment loss to average net assets+               (1.58)%**       (1.10)%
Portfolio turnover rate                                             133%**          106%
Net assets, end of period (in thousands)                     $    4,636       $   7,050
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.63%**         2.07%
 Net investment loss                                              (1.58)%**       (1.09)%
=======================================================================================

                                                             Year Ended    Year Ended    Year Ended   Year Ended
                                                             9/30/07       9/30/06       9/30/05      9/30/04
Class C
Net asset value, beginning of period                         $ 13.54       $ 13.72       $ 12.39      $ 11.60
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.19)      $ (0.19)      $ (0.18)     $ (0.29)
 Net realized and unrealized gain (loss) on investments         2.65          0.57          1.51         1.08
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.46       $  0.38       $  1.33      $  0.79
Distributions to shareowners:
 Net realized gain                                             (1.06)        (0.56)           --           --
Capital contribution                                            0.03            --            --           --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  1.43       $ (0.18)      $  1.33      $  0.79
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 14.97       $ 13.54       $ 13.72      $ 12.39
=============================================================================================================
Total return*                                                  19.26%#        2.87%        10.73%        6.81%
Ratio of net expenses to average net assets+                    1.99%         2.07%         2.05%        1.95%
Ratio of net investment loss to average net assets+            (1.28)%       (1.38)%       (1.29)%      (1.48)%
Portfolio turnover rate                                           48%           96%          115%          98%
Net assets, end of period (in thousands)                     $11,527       $10,858       $11,532      $12,405
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.97%         2.07%         2.04%        1.95%
 Net investment loss                                           (1.26)%       (1.38)%       (1.28)%      (1.48)%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.24%.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09  31

                                                           Six Months
                                                           Ended
                                                           3/31/09         Year Ended
                                                           (unaudited)     9/30/08
CLASS Y
Net asset value, beginning of period                       $    11.72      $   17.54
------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.02      $    0.06
 Net realized and unrealized gain (loss) on investments         (3.12)         (5.08)
------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $    (3.10)     $   (5.02)
Distributions to shareowners:
 Net realized gain                                                 --          (0.80)
Capital contribution                                               --             --
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    (3.10)     $   (5.82)
------------------------------------------------------------------------------------
Net asset value, end of period                             $     8.62      $   11.72
====================================================================================
Total return*                                                  (26.45)%       (29.88)%
Ratio of net expenses to average net assets+                     0.69%**        0.58%
Ratio of net investment income to average net assets+            0.36%**        0.40%
Portfolio turnover rate                                           133%**         106%
Net assets, end of period (in thousands)                    $  17,856      $  22,904
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.69%**        0.58%
 Net investment income                                           0.36%**        0.40%
====================================================================================

Financial Highlights (continued)

                                                                                        For the Period
                                                                                        from 2/1/05
                                                                                        (Commencement
                                                          Year Ended     Year Ended     of Operations)
                                                          9/30/07        9/30/06        to 9/30/05
CLASS Y
Net asset value, beginning of period                         $ 15.48        $ 15.37        $  14.72
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.04        $  0.03        $   0.01
 Net realized and unrealized gain (loss) on investments         3.04           0.64            0.64
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  3.08        $  0.67        $   0.65
Distributions to shareowners:
 Net realized gain                                             (1.06)         (0.56)             --
Capital contribution                                            0.04             --              --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  2.06        $  0.11        $   0.65
---------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 17.54        $ 15.48        $  15.37
===================================================================================================
Total return*                                                  21.01%#         4.50%           4.42%++
Ratio of net expenses to average net assets+                    0.49%          0.48%           0.51%**
Ratio of net investment income to average net assets+           0.23%          0.23%           0.28%**
Portfolio turnover rate                                           48%            96%            115%++
Net assets, end of period (in thousands)                     $35,027        $29,569        $  5,143
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.49%          0.48%           0.51%**
 Net investment income                                          0.23%          0.23%           0.28%**
===================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
++   Not annualized.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.28%.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

Notes to Financial Statements | 3/31/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing in a diversified portfolio consisting primarily of common stocks.

The Fund offers four classes of shares -- Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    33

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts (variation margin) are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to

34    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09
     the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At March 31, 2009, there were no open futures contracts.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $20,033,551 of capital losses recognized between November 1, 2007 and September 30, 2008 to its fiscal year ending September 30, 2009.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2008 was as follows:

                                       2008
Distributions paid from:
Ordinary income                 $ 4,831,172
Long-term capital gain           19,814,311
-------------------------------------------
  Total                         $24,645,483
===========================================

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2008:

                                       2008
Distributable earnings:
Post-October loss deferred     $(20,033,551)
Unrealized depreciation         (38,757,601)
-------------------------------------------
  Total                        $(58,791,152)
===========================================

                  Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09
35

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $28,673 in underwriting commissions on the sale of Class A shares for the six months ended March 31, 2009.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the

36    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

     Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Option Writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written call options for the six months ended March 31, 2009.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee can increase or decrease by a maximum of -0.20% based on the investment performance of the Fund's Class A shares as compared to the Russell Midcap Growth Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of up to 0.20%. For the six month period ended March 31, 2009, the aggregate performance adjustment resulted in a reduction to the basic fee of $92,399. For

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    37
the six months ended March 31, 2009, the effective management fee was equivalent to 0.55% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,294 in management fees, administrative costs and certain other fees payable to PIM at March 31, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailing, outgoing phone calls and omnibus relationship contracts. For the six months ended March 31, 2009, such out-of-pocket expenses by class of shares were as follows:

Shareholder Communications:
Class A             $53,178
Class B             $ 4,862
Class C             $ 6,634
Class Y             $   127
---------------------------
  Total             $64,801
===========================

Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $71,099 in transfer agent fees and shareholder communications expense payable to PIMSS at March 31, 2009.

4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,655 in distribution fees payable to PFD at March 31 2009.

38    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2009, CDSCs in the amount of $9,081 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2009, the Fund's expenses were reduced by $2,303 under such arrangements.

6.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended March 31, 2009, the Fund had no borrowings under this agreement.

7.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    39

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

40    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

                            This page for your notes.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    41

                            This page for your notes.

42    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

                            This page for your notes.

                 Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09    43

                            This page for your notes.

44    Pioneer Mid Cap Growth Fund | Semiannual Report | 3/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.